UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

165 Mason Street

Greenwich, Connecticut 06830

________________________________________________________________________

(Address of principal executive offices)  (Zip code)

Linda R. Killian, C.F.A.

165 Mason Street

Greenwich, Connecticut 06830

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 622-2978

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit 1 is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

(c)  The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

(h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i) Whether the Registrant cast its vote for or against management.

Registrant: RENAISSANCE CAPITAL GREENWICH FUNDS - The Global IPO Plus Aftermarket Fund										Item 1, Exhibit 1
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Annies, Inc.	BNNY	03600T104	9/10/2012	1	Vote for Election of Board members	Issuer	For	For	For
					2	Ratify Auditor	Issuer	For	For	For
					3	Advisory vote on executive compensation and "Say on Pay"	Issuer	For	For	For
3	Inphi Corporation	IPHI	46772P107	9/19/2012	1	Approval of one-time stock option program	Issuer	For	For	For
3	Sodastream International LTD	SODA	M9068E105	12/30/2012	1	To approve salary, bonus and fringe benefits for CEO	Issuer	For	For	For
					2	To approve an increase in the number of ordinary shares for future grants under 2010 ESOP	Issuer	For	For	For
					3	Ratify Auditor	Issuer	For	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Renaissance Capital Greenwich Funds

By (Signature and Title)       /s/ William K. Smith

William K. Smith, President

Date:  August 26, 2013